SUBSEQUENT EVENTS	12 Months Ended
Nov. 30, 2011
Subsequent Events [Abstract]
Note 7. SUBSEQUENT EVENTS

On each of January 20, 2012 and February 16, 2012 the Company issued promissory notes at gross amount of $100,000 each with interest calculated at the rate of sixteen (16%) per cent per annum from the date of advance to the date of payment. Both promissory notes are unsecured and payable on demand.